Basis of preparation	3 Months Ended
Sep. 30, 2020
Basis Of Preparation [Abstract]
Basis of Preparation

1. Basis of preparation

Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements. The condensed financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Accounting Standard IAS 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and are unaudited. These interim financial statements do not include all of the notes and disclosures required by International Financial Reporting Standards, as issued by the IASB, for annual consolidated financial statements and should therefore be read in conjunction with our annual report on Form 20-F for the year ended June 30, 2020. In our annual report on Form 20-F, remestemcel-L for the treatment of pediatric SR-aGVHD was referred to as its brand name RYONCIL®.

(i) Going concern

For the three months ended September 30, 2020, the Group incurred a total comprehensive loss after income tax of $24.1 million and had net cash outflows from operations of $28.2 million. The Group held total cash and cash equivalents of $108.1 million as of September 30, 2020. On November 20, 2020 the Group entered into a license and collaboration agreement with Novartis Pharma AG (“Novartis”). The Group will receive $50.0 million in proceeds consisting of an upfront payment of $25.0 million and $25.0 million through the placement of new fully-paid Mesoblast ordinary shares on closing of the license agreement. Closing of the license agreement is subject to the expiration or termination of the waiting period under the Hart Scott Rodino Antitrust Improvement Act and certain other conditions.

The Group has an overarching strategy to fund operations predominately through non-dilutive strategic and commercial transactions. The Group intends to fund operations through drawing on up to $170.0 million in additional funds from existing strategic and financing partnerships, subject to certain conditions, or equity-based financing. Over the next 12 months some or all of these cash inflows will be required for us to meet our forecast expenditure and continue as a going concern, although there is uncertainty related to our ability to access these cash inflows. In addition, the Group expects to achieve cash inflows through sales of remestemcel-L, subject to receiving accelerated approval from the United States Food and Drug Administration (“FDA”) on its Biologics License Application (“BLA”) for remestemcel-L for the treatment of pediatric SR-aGVHD.

Management and the directors believe that the Group will be successful in the above matters and, accordingly, have prepared the financial report on a going concern basis, notwithstanding that there is a material uncertainty that may cast significant doubt on our ability to continue as a going concern and that the Group may be unable to realize our assets and discharge our liabilities in the normal course of business.

References to matters that may cast significant doubt about the Group’s ability to continue as a going concern also raise substantial doubt as contemplated by the Public Company Accounting Oversight Board (“PCAOB”) standards.

(ii) New and amended standards adopted by the Group

In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments necessary for a fair statement of the results for the interim periods. There were no new or amended standards adopted by the Group in the three months ended September 30, 2020. These interim financial statements follow the same accounting policies as compared to the June 30, 2020 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.

(iii) New accounting standards and interpretations not yet adopted by the Group

There were no new accounting standards and interpretations not yet adopted by the Group for the September 30, 2020 reporting period.

(iv) Use of estimates

The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Impact of COVID-19

Estimates are assessed each period and updated to reflect current information, such as the economic considerations related to the impact that COVID-19 could have on the Group’s significant accounting estimates. COVID-19 has not led to a material deterioration in the Group’s financial circumstances, nor required the Group to utilize government support.

The Group is facing some challenges from the pandemic. The Group’s clinical trials that aren’t treating COVID-19 infected patients are experiencing some delays given reduced capacity at hospitals for completing activities and impacts on patient mobility for treatments or final visits. Specifically, for the Group’s Phase 3 clinical trial in 566 patients with advanced forms of New York Heart Association Class II or Class III disease, COVID-19 related restrictions resulted in delays in completion of data quality review at the study sites which has in turn delayed the data readout for the trial. For the Group’s Phase 3 clinical trial in 404 patients with chronic low back pain, COVID-19 related restrictions resulted in delays in completion of data quality review at the study sites which has in turn delayed the data readout for the trial. In addition, health regulators may rate other treatments as higher priorities due to the crisis.

On the other hand, at the initial onset of the pandemic, the Group was able to offer remestemcel-L to sufferers of COVID-19 after the FDA cleared it for expanded access protocol (“EAP”) for compassionate use. Remestemcel-L is being evaluated for its potential to reduce mortality in a Phase 3 randomized controlled trial of up to 300 ventilator-dependent adults with moderate or severe COVID-19 ARDS.

The Group's future assessments of the impact of COVID-19 could result in material impacts to the Group's consolidated financial statements in future periods.